Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$75,084,450.91	0.3003378	$60,203,341.17	0.2408134	$14,881,109.75
Class A-2-B Notes	$43,548,981.53	0.3003378	$34,917,937.88	0.2408134	$8,631,043.65
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$525,643,432.44	0.5188926	$502,131,279.04	0.4956825	$23,512,153.40

Weighted Avg. Coupon (WAC)	3.17%		3.16%
Weighted Avg. Remaining Maturity (WARM)	40.88		39.91
Pool Receivables Balance	$560,592,205.49		$536,139,160.57
Remaining Number of Receivables	43,699		42,884

Adjusted Pool Balance	$540,953,418.99		$517,441,265.59

III. COLLECTIONS

Principal:
Principal Collections	$23,115,872.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$617,411.92
Total Principal Collections	$23,733,284.45

Interest:
Interest Collections	$1,431,510.53
Late Fees & Other Charges	$44,153.11
Interest on Repurchase Principal	$-
Total Interest Collections	$1,475,663.64

Collection Account Interest	$8,774.99
Reserve Account Interest	$1,082.39
Servicer Advances	$-

Total Collections	$25,218,805.47

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$25,218,805.47
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,218,805.47

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$467,160.17	$-	$467,160.17	467,160.17
Collection Account Interest					$8,774.99
Late Fees & Other Charges					$44,153.11
Total due to Servicer					$520,088.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$61,944.67		$61,944.67
Class A-2-B Notes		$51,186.09		$51,186.09
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$547,431.93		$547,431.93	547,431.93

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$24,000,876.10

9. Regular Principal Distribution Amount:					23,512,153.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$14,881,109.75
Class A-2-B Notes				$8,631,043.65
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$23,512,153.40		$23,512,153.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,512,153.40		$23,512,153.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					488,722.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,638,786.50
Beginning Period Amount	$19,638,786.50
Current Period Amortization	$940,891.52
Ending Period Required Amount	$18,697,894.98
Ending Period Amount	$18,697,894.98
Next Distribution Date Required Amount	$17,780,224.29

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.83%	2.96%	2.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.02%	42,463	98.81%	$529,748,435.57
30 - 60 Days	0.84%	359	1.01%	$5,431,479.00
61 - 90 Days	0.11%	49	0.14%	$729,881.24
91-120 Days	0.03%	13	0.04%	$229,364.76
121 + Days	0.00%	0	0.00%	$-
Total		42,884		$536,139,160.57

Delinquent Receivables 30+ Days Past Due
Current Period	0.98%	421	1.19%	$6,390,725.00
1st Preceding Collection Period	1.07%	467	1.27%	$7,106,674.92
2nd Preceding Collection Period	1.31%	580	1.60%	$9,323,420.10
3rd Preceding Collection Period	1.20%	543	1.44%	$8,715,942.49
Four-Month Average	1.14%		1.37%

Repossession in Current Period		43		$557,410.89
Repossession Inventory		88		$433,124.98

Current Charge-Offs
Gross Principal of Charge-Offs				$1,337,172.39
Recoveries				$(617,411.92)
Net Loss				$719,760.47

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.54%

Average Pool Balance for Current Period				$548,365,683.03

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.58%
1st Preceding Collection Period				0.34%
2nd Preceding Collection Period				0.98%
3rd Preceding Collection Period				0.83%
Four-Month Average				0.93%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	86	1,253	$17,737,152.75
Recoveries	79	1,020	$(8,577,041.52)
Net Loss			$9,160,111.23
Cumulative Net Loss as a % of Initial Pool Balance			0.86%

Net Loss for Receivables that have experienced a Net Loss *	65	945	$9,176,549.67
Average Net Loss for Receivables that have experienced a Net Loss			$9,710.63

Principal Balance of Extensions			$1,306,682.57
Number of Extensions			78

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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